Accounts receivable, net (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Beginning balance	$ 647,886	¥ 4,588,786	¥ 4,862,941
Provision for expected credit loss	83,113	590,534	274,155
Recovery	248,512	1,765,729
Exchange rate difference | ¥
Exchange difference | $	(3,004)
Ending balance	$ 313,257	¥ 2,232,523	¥ 4,588,786